Income taxes: (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Deferred income tax assets:
Net operating loss carry forwards	$ 51,240	$ 76,496
Intangible assets	873	1,557
Property, plant and equipment	3,109	5,703
Financing and share issuance costs	5,212	3,248
Warranty liability	1,073	2,013
Deferred revenue	861	1,601
Inventory	1,972	2,300
Unrealized foreign exchange	1,324	595
Research and development	2,086	2,132
Other	1,782	3,917
Total gross deferred income tax assets	69,532	99,562
Valuation allowance	(61,456)	(89,033)
Total deferred income tax assets	8,076	10,529
Deferred income tax liabilities:
Intangible assets	6,696	8,784
Property, plant and equipment	3,878	3,297
Other		575
Total deferred income tax liabilities	10,574	12,656
Total deferred income tax liabilities	(2,498)	(2,127)
Allocated as follows:
Current deferred income tax assets	15	7,183
Current deferred income tax liabilities		(65)
Long-term deferred income tax assets	933
Long-term deferred income tax liabilities	(3,446)	(9,245)
Total deferred income tax liabilities	(2,498)	(2,127)
Changes in the deferred income tax asset valuation allowance
Beginning balance	48,065	61,456
Additions	13,391	27,639
Reductions		(62)
Ending valuation allowance	$ 61,456	$ 89,033